Provision for Doubtful Debts	12 Months Ended
Dec. 31, 2015
Provision for Doubtful Debts
15. Provision for Doubtful Debts

The Company does business with most major international pharmaceutical companies. Provision for doubtful debts at December 31, 2015 comprises:

	December 31,	December 31,
	2015	2014
	(in thousands)
Opening provision	$5,458	$3,148
Amounts used during the year	(161)	(502)
Amounts provided during the year	7,572	2,874
Amounts released during the year	(2,244)	(62)
Translation	(242)	-
Closing provision	$10,383	$5,458